Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, net of allowance for credit losses	$ 0	$ 0
Patents, net of accumulated amortization	$ 4,856,737	$ 3,048,750
Preferred stock, par value (in Dollars per share)	$ 0.00003	$ 0.00003
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.00003	$ 0.00003
Common stock, shares authorized (in Shares)	30,000,000	30,000,000
Common stock, shares issued (in Shares)	5,331,973	5,331,973
Common stock, shares outstanding (in Shares)	5,331,973	5,331,973
Related Party
Accounts payable and accrued liabilities, due to related parties	$ 10,000	$ 11,041